Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets	Intangible assets consisted of the following:
	June 30,	December 31,
	2024	2023
Land use rights	$4,650,950	$4,760,543
Less: accumulated amortization	(148,809)	(100,974)
Intangible assets, net	$4,502,141	$4,659,569

Schedule of Amortization of Intangible Assets	Amortization of intangible assets attributable to future periods as of June 30, 2024 is as follows:
Twelve months ended	Amortization Amount
June 30, 2025	$100,312
June 30, 2026	100,312
June 30, 2027	100,312
June 30, 2028	100,312
June 30, 2029	100,312
Thereafter	4,000,581
Total	$4,502,141